TAXATION (Details Narrative)	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CNY (¥)	Jul. 31, 2026 SGD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Income taxes rate	24.00%
Deferred tax assets valuation allowance from reverse recapitalization	$ 55,142,174
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	21.00%
Net operating loss carryforwards	$ 202,241,138
In Excess Of RM600,000 [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	24.00%
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	17.00%
Net operating loss carryforwards	$ 768,326		$ 985,609	$ 711,845		$ 923,761
The Inland Revenue Board of Indonesia [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	22.00%
The Inland Revenue Board of Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 551,172	¥ 2,250,105		$ 150,278	¥ 640,561